Reporting and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Advertising Costs	Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2018	$1,422.4
2017	1,005.4
2016	756.2

Property and Equipment
The cost and useful lives for property and equipment at December 31, were:

($ in millions)	2018	2017	Useful Lives
Buildings, improvements, and integrated components	$928.8	$962.0	7-40 years
Capitalized software	327.0	273.1	3-10 years
Software licenses (internal use)	259.1	197.0	1-5 years
Land	177.0	203.4	NA
Computer equipment and laptops	123.2	92.8	3 years
All other property and equipment	349.8	331.9	3-15 years
Total cost	2,164.9	2,060.2
Accumulated depreciation	(1,033.2)	(940.6)
Balance at end of year	$1,131.7	$1,119.6
NA = Not applicable

Interest Capitalized	Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2018	$1.8
2017	2.8
2016	2.9

Equity Based Compensation and Related Tax Benefits
The total compensation expense recognized for equity-based compensation, including both equity and liability awards, for the years ended December 31, was:

(millions)	2018	2017	2016
Pretax expense	$77.2	$95.4	$85.2
Tax benefit[1]	16.2	33.4	29.8

[1]Calculated using the corporate federal tax rate of 21% for 2018 and 35% for 2017 and 2016.

Supplemental Cash Flow Information	For the years ended December 31, we paid the following:

(millions)	2018	2017	2016
Income taxes	$702.6	$715.6	$459.4
Interest	154.0	146.3	139.2